Interests in Other Entities (Tables)	12 Months Ended
Dec. 31, 2023
Interests in Other Entities [Abstract]
Schedule of Financial Statements
USD	000’s
Assets acquired
Cash	427
Trade debtors	260
Prepayments	406
Property, plant and equipment (revalued)	4,926
Total assets acquired	6,019
Liabilities assumed
Trade creditors	(474)
Total liabilities assumed	(474)
Working capital adjustment	(35)
Total identifiable net assets at fair value	5,510
Consideration
Cash deposit (paid March 27, 2023)	1,000
Cash on completion (paid July 18, 2023)	7,500
Issue of shares in Lifezone Metals Limited	6,030
14,530
Goodwill arising on acquisition	9,020